Basis of Presentation	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited interim consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of the Republic of the Marshall Islands, and its wholly-owned or controlled subsidiaries (collectively, the Company). Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these interim financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2015, included in the Company’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (or SEC) on April 26, 2016. In the opinion of management, these unaudited interim consolidated financial statements reflect all adjustments, consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations, cash flows and changes in total equity for the interim periods presented. The results of operations for the six months ended June 30, 2016 are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Given current credit markets, it is possible that the amounts recorded as derivative assets and liabilities could vary by material amounts prior to their settlement.
Teekay’s publicly-listed subsidiary, Teekay Offshore Partners, L.P. (or Teekay Offshore), considers its shuttle tankers to be comprised of two components: (i) a conventional tanker (the “tanker component”) and (ii) specialized shuttle equipment (the “shuttle component”). Teekay Offshore differentiates these two components on the principle that a shuttle tanker can also operate as a conventional tanker without the use of the shuttle component. The economics of this alternate use depend on the supply and demand fundamentals in the two segments. Historically, the useful life of both components was assessed as 25 years commencing from the date the vessel is delivered from the shipyard. During the three months ended March 31, 2016, Teekay Offshore considered factors related to the ongoing use of the shuttle component and reassessed the useful life as being 20 years based on the challenges associated with adverse market conditions in the energy sector and other long term factors associated with the global oil industry. This change in estimate, commencing January 1, 2016, impacts the entire fleet of Teekay Offshore’s shuttle tanker vessels. Separately, Teekay Offshore has reviewed the depreciation of the tanker component for eight vessels in its fleet that are 17 years of age or older. Based on Teekay Offshore’s expected operating plan for these vessels, it has reassessed the estimated useful life of the tanker component for these vessels as 20 years, commencing January 1, 2016. As market conditions evolve, Teekay Offshore will continue to monitor the useful life of the tanker component for other vessels within the shuttle tanker fleet.
The effect of these changes in estimates on the Company’s consolidated statements of (loss) income, was an increase in depreciation and amortization expense and net loss of $7.3 million and $14.6 million, respectively, in the three and six months ended June 30, 2016, and an increase in net loss attributable to shareholders of the Company of $2.4 million and $4.8 million, or $0.03 and $0.06, respectively, per basic and diluted common share, for the three and six months ended June 30, 2016.